THE CHAPMAN FUNDS, INC.
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                            THE CHAPMAN FUNDS, INC.

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 1997










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

SCHEDULE OF INVESTMENTS - APRIL 30, 1997 (Unaudited)
--------------------------------------------------------------------------------
(Showing Percentage of Total Value of Net Assets)

                            U.S. TREASURY MONEY FUND

  Principal                                                         Value
   Amount                                                          (Note B)
------------                                                     ------------

              U.S. GOVERNMENT - 51.3%
              -----------------------
  $6,000,000  U.S. Treasury Bills 5.01%,  Due 5/8/97            $   5,994,517
   4,000,000  U.S. Treasury Bills 4.70%,  Due 5/8/97                3,996,103
   8,000,000  U.S. Treasury Bills 4.84%,  Due 5/15/97               7,984,942
   2,000,000  U.S. Treasury Bills 5.06%,  Due 5/29/97               1,992,121
   1,000,000  U.S. Treasury Bills 5.50%,  Due 6/26/97                 991,444
   1,000,000  U.S. Treasury Bills 5.30%,  Due 1/8/98                  962,901
                                                                 ------------
                                                                   21,922,028

              REPURCHASE AGREEMENTS - 49.2%
              -----------------------------

  10,532,000  Merrill Lynch, dated 4/30/97, 5.20% agreement to repurchase at $10,533,521 on 5/1/97
                (collateralized by $10,075,000 US Treasury
                Notes, 7.50%, due 11/15/01)                        10,532,000
  10,532,000  Nomura Securities, dated 4/30/97, 5.20% agreement to repurchase at $10,533,521 on 5/1/97
                (collateralized by $10,720,000 U.S. Treasury
                Notes, 6.00% due 8/15/99)                          10,532,000
                                                                 ------------
                                                                   21,064,000

              Total Investments (Cost $42,986,028)* - 100.5%       42,986,028
              Other Assets and Liabilities - (0.5%)                  (228,573)
                                                                 ------------
              Net Assets - 100.0%                               $  42,757,455
                                                                 ------------
                                                                 ------------

              *  Cost for federal income tax purposes.


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See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES - April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

U.S. TREASURY MONEY FUND

    ASSETS:
    Investments in securities (Including repurchase
      agreements of $21,064,000) at value (Amortized
      cost $42,986,028) (Note B)                                $  42,986,028
    Cash                                                                  548
    Interest receivable                                                 3,043
    Prepaid expenses                                                   16,840
                                                                 ------------

    Total assets                                                   43,006,459
                                                                 ------------

    LIABILITIES:
    Accrued expenses (Note D)                                          50,783
    Distribution payable                                              198,221
                                                                 ------------

    Total liabilities                                                 249,004
                                                                 ------------
    NET ASSETS                                                  $  42,757,455
                                                                 ------------
                                                                 ------------

    NET ASSETS CONSISTS OF:
    Capital stock                                               $      42,757
    Capital paid-in                                                42,714,698
                                                                 ------------

    Net assets, for 42,757,455 outstanding common shares
     (Note C)                                                   $  42,757,455
                                                                 ------------
                                                                 ------------

    NET ASSET VALUE PER SHARE ($42,757,455
    divided by 42,757,455 outstanding shares)                   $        1.00
                                                                 ------------
                                                                 ------------


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See Notes to Financial Statements.

STATEMENT OF OPERATIONS - April 30, 1997 (Unaudited)
--------------------------------------------------------------------------------

U.S. TREASURY MONEY FUND

    INVESTMENT INCOME:
      Interest income (Note B)                                  $   1,115,639
                                                                 ------------


    EXPENSES:
      Management and administrative fees
       (Note D)                                                       126,132
      Custodian fees                                                   13,068
      Rating expense                                                   10,138
      Transfer and dividend disbursing
        agent's fees (Note D)                                           9,452
      Legal and auditing                                                9,049
      Insurance expense                                                17,576
      Directors' fees and expenses (Note E)                             5,528
      Other                                                             5,749
                                                                 ------------

      Total expenses before reimbursement                             196,692

      Reimbursement of expenses (Note D)                              (51,264)
                                                                 ------------

      Net expenses                                                    145,428
                                                                 ------------

    Net increase in net assets resulting
      from operations                                           $     970,211
                                                                 ------------
                                                                 ------------


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See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


U.S. TREASURY MONEY FUND

                                           SIX MONTHS ENDED       YEAR ENDED
                                            APRIL 30, 1997        OCTOBER 31,
                                             (Unaudited)             1996
                                             ------------        ------------
INCREASE IN NET ASSETS:
Operations:
   Net increase in net assets
     resulting from operations              $     970,211       $   1,849,863
                                             ------------        ------------
Dividends:
   Dividends paid to shareholders
     from net investment income
     ($.0229 and $.0464 per share,
     respectively) (Note B)                      (970,211)         (1,849,863)
                                             ------------        ------------

Capital Share Transactions
 (at $1 per share):
   Proceeds from sales of shares               65,324,829         162,896,210
   Shares issued in reinvestment
     of dividends from net investment
     income                                       528,680           1,070,762
    Shares redeemed                           (78,224,589)       (143,209,871)
                                             ------------        ------------

Increase/(Decrease)  in net assets derived
 from capital share transactions              (12,371,080)         20,757,101
                                             ------------        ------------

Total increase/(decrease)                     (12,371,080)         20,757,101

NET ASSETS:
Beginning of year                              55,128,535          34,371,434
                                             ------------        ------------
End of year                                 $  42,757,455       $  55,128,535
                                             ------------        ------------
                                             ------------        ------------



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See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - U.S. TREASURY MONEY FUND
--------------------------------------------------------------------------------

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements. It should be read in conjunction with the financial statements and notes thereto.



                                           SIX MONTHS ENDED             FOR THE YEARS ENDED OCTOBER 31,
                                            APRIL 30, 1997   ----------------------------------------------------------
                                              (UNAUDITED)       1996        1995        1994        1993        1992
                                             ------------    ----------  ----------  ----------  ----------  ----------
PER SHARE OPERATING PERFORMANCE:

 Net asset value, beginning of period. . . .        $1.00         $1.00       $1.00       $1.00       $1.00       $1.00
                                             ------------    ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income . . . . . . . . . . .       0.0229        0.0464      0.0497      0.0294      0.0241      0.0315
                                             ------------    ----------  ----------  ----------  ----------  ----------

DISTRIBUTIONS:
 From net investment income. . . . . . . . .       0.0229        0.0464      0.0497      0.0294      0.0241      0.0315
                                             ------------    ----------  ----------  ----------  ----------  ----------

     Net asset value, end of period. . . . .        $1.00         $1.00       $1.00       $1.00       $1.00       $1.00
                                             ------------    ----------  ----------  ----------  ----------  ----------
                                             ------------    ----------  ----------  ----------  ----------  ----------

                                                          (1)
TOTAL RETURN . . . . . . . . . . . . . . . .        4.62%         4.74%       5.09%       3.04%       2.44%       3.20%

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of year (000 omitted) . . .      $42,757       $55,129     $34,371     $20,011     $23,515     $33,002

RATIOS TO AVERAGE NET ASSETS:
        (2)                                               (1)
Expenses . . . . . . . . . . . . . . . . . .        0.70%         0.75%       0.75%       0.75%       0.75%       0.75%
                                                          (1)
Net investment income. . . . . . . . . . . .        4.62%         4.63%       5.02%       2.94%       2.41%       3.15%


(1) Annualized.
(2) Chapman Capital Management, Inc. (the Advisor) agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis effective January 1, 1997. Prior to this period, the expense ratio was limited to .75% of average daily net assets on an annual basis.
The expense ratio, had there been no reimbursement of the expenses by the Advisor, would have been .94% (annualized), .87%, .97%, 1.12%, 1.15%, and 1.02%
for the six months ended April 30, 1997 and the years ended October 31, 1996, 1995, 1994, 1993, and 1992, respectively.

NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997  (Unaudited)
--------------------------------------------------------------------------------

NOTE A - GENERAL

The Chapman Funds, Inc. (the "Fund") was incorporated on November 22, 1988, and operates as a series fund. There are currently two series, the U.S. Treasury Money Fund (the "Money Fund") and the Institutional Cash Management Fund (the "Cash Management Fund"). The Fund is registered as a diversified open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). During fiscal year 1991, the Cash Management Fund liquidated its portfolio and distributed the proceeds to its shareholders. Since 1991, there has been no activity, including subscriptions for purchase of shares, in the Cash Management Fund, however, the Cash Management Fund is still authorized to sell shares to investors meeting the qualifications of the Fund prospectus.

NOTE B - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund uses the amortized cost method, which approximates market value, to value portfolio securities pursuant to Rule 2a-7 of the 1940 Act provided the Fund complies with certain conditions. The amortized cost valuation method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization from date of purchase to date of maturity of any discount or premium.

Repurchase Agreements

The Fund's custodian takes possession, through the Federal Book Entry System, of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

Distributions to Shareholders

Dividends to shareholders of the Fund are declared daily from net investment income, which consist of accrued interest and earned discount (including both original issue and market discount), less amortization of premium and the accrued expenses applicable to the dividend period.

Federal Income Taxes

Each series of the Fund is treated as a separate entity for Federal income tax purposes and each intends to continue to qualify as a Regulated Investment Company under Subchapter M of the Internal Revenue Code and distribute all of its net investment income to its shareholders. Therefore no provision for income taxes has been made.

Securities Transactions and Investment Income

Securities transactions are recorded on the trade date. Interest income is recorded on the accrual basis.

--------------------------------------------------------------------------------
Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTE C - CAPITAL STOCK

The authorized capital stock of the Fund consists of ten billion shares, par value of $.001 per share divided into two portfolios. Each portfolio currently consists of five billion authorized shares.

NOTE D - MANAGEMENT ADVISORY AND ADMINISTRATIVE FEES

Chapman Capital Management, Inc. ("CCM") acts as the investment advisor and administrator for the Fund. The investment advisory and administrative fees are based on the average daily net assets of the Fund computed at annual rates of
 .5% and .1%, respectively. For the six months ended April 30, 1997, these expenses were $126,132.

CCM also serves as Transfer and Dividend Disbursing Agent for the Fund pursuant to a Shareholder Services Agreement. For its services, CCM is compensated $18 per account with a monthly minimum of $1,500 per fund excluding out-of-pocket expenses. For the six months ended April 30, 1997 expenses for these services amounted to $9,452.

CCM agreed to bear all expenses (excluding income, excise and other taxes and extraordinary expenses) of the Fund in excess of .65% of average daily net assets on an annual basis effective January 1, 1997. Prior to this period, the expense ratio was limited to .75% of average daily net assets on an annual basis. Total expenses reimbursed for the six months ended April 30, 1997 were $51,264.

NOTE E - DISTRIBUTION FEES AND RELATED PARTIES

Certain officers and directors of the Fund are "affiliated persons", as defined in the Investment Company Act of 1940, of the Advisor and Sub-Advisor. For the six months ended April 30, 1997, these "affiliated persons" did not receive any compensation from the fund.

Those directors who are not "affiliated persons" (independent directors) receive $1,000 plus certain expenses from the Fund for each Board of Directors meeting they attend. Total expenses paid to directors for the six months ended April 30, 1997 were $5,528.